Share-based Compensation (Details 5) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Restricted Share Units
Share-based Compensation
Number Outstanding (in shares)	61,376
Weighted Average Remaining Contractual Life	3 years 1 month 17 days
Performance-based settled in stock
Share-based Compensation
Number Outstanding (in shares)	95
Weighted Average Remaining Contractual Life	1 year 2 months 1 day
Time-based-settled in stock/cash
Share-based Compensation
Number Outstanding (in shares)	39,490
Weighted Average Remaining Contractual Life	3 years 3 months 11 days
Time-based-settled in stock
Share-based Compensation
Number Outstanding (in shares)	21,791
Weighted Average Remaining Contractual Life	2 years 10 months 10 days